Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation of Revenue [Line Items]
Total revenue	$ 144,629,055	$ 134,068,317	$ 130,789,405
Revenue from sales of products through offline [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue from sales of products	142,552,273	132,285,817	127,864,968
Revenue from sales of products through online platforms [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue from sales of products	$ 2,076,782	$ 1,782,500	$ 2,924,437